Horizon Kinetics Energy and Remediation ETF
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Chemicals-Specialty - 2.2%
Ecolab, Inc.	330	$76,197

Diagnostic Kits - 1.6%
IDEXX Laboratories, Inc.(a)	105	56,693

Electronic Measuring Instruments - 4.4%
Badger Meter, Inc.	440	71,196
Itron, Inc.(a)	920	85,119
		156,315

Engineering-Research & Development Services - 1.7%
Fluor Corp.(a)	1,430	60,460

Machinery-Electrical - 1.7%
Franklin Electric Co., Inc.	555	59,280

Machinery-General Industrial - 1.6%
IDEX Corp.	230	56,125

Machinery-Pumps - 5.6%
Flowserve Corp.	1,495	68,292
Watts Water Technologies, Inc. - Class A	295	62,702
Xylem, Inc.	500	64,620
		195,614

Oil Companies -Exploration & Production - 27.4%(c)
Chesapeake Energy Corp.(d)	1,425	126,583
ConocoPhillips	1,100	140,008
Diamondback Energy, Inc.	850	168,444
EOG Resources, Inc.	970	124,005
EQT Corp.	3,705	137,344
Occidental Petroleum Corp.	1,905	123,806
Pioneer Natural Resources Co.	550	144,374
		964,564

Oil Comp-Integrated - 7.5%
Exxon Mobil Corp.	1,176	136,698
Suncor Energy, Inc.(b)	3,465	127,893
		264,591

Oil-Field Services - 19.1%
Calfrac Well Services, Ltd.(a)(b)	11,935	34,925
CES Energy Solutions Corp.(b)	24,705	85,987
Enerflex, Ltd.(b)	8,325	48,535
Liberty Energy, Inc.	3,465	71,795
Oil States International, Inc.(a)	11,300	69,608
Schlumberger NV(b)	2,115	115,923
Secure Energy Services, Inc.(b)	8,705	71,724
STEP Energy Services, Ltd.(a)(b)(e)	16,600	45,387
TETRA Technologies, Inc.(a)	13,600	60,248
Trican Well Service, Ltd.(b)	22,415	68,740
		672,872

Oil-US Royalty Trusts - 10.0%
Permian Basin Royalty Trust	4,760	57,596
PrairieSky Royalty, Ltd.	6,955	136,350
Sabine Royalty Trust	493	31,350
San Juan Basin Royalty Trust	4,253	22,498
Texas Pacific Land Corp.	180	104,132
		351,926

Pipelines - 7.7%
Cheniere Energy, Inc.	785	126,605
Williams Cos., Inc.	3,655	142,435
		269,040
Water Treatment Systems - 5.1%
Energy Recovery, Inc.(a)	2,440	38,528
Pentair PLC(b)	945	80,741
Veralto Corp.	666	59,047
		178,316
TOTAL COMMON STOCKS (Cost $3,152,121)		3,361,993

SHORT-TERM INVESTMENTS – 4.3%
Deposit Accounts – 4.3%
U.S. Bank Money Market Deposit Account, 5.19%(f)	152,396	152,396
TOTAL SHORT-TERM INVESTMENTS (Cost $152,396)		152,396

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 3.6%
U.S. Bank Money Market Deposit Account, 5.19%(f)	126,195	126,195
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $126,195)		126,195

TOTAL INVESTMENTS – 103.5% (Cost $3,430,712)		$3,640,584
Other Assets in Excess of Liabilities – (3.5)%		(124,008)
TOTAL NET ASSETS - 100.0%		$3,516,576

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign Issued security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $125,250 which represented 3.6% of net assets.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $45,387 or 1.3% of the Fund’s net assets.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate shown is the seven-day yield at period end.

COUNTRY	Percentage of Net Assets
United States	72.4%
Canada	17.6%
Curacao	3.3%
Ireland	2.3%
Total Country	95.6%
SHORT-TERM INVESTMENTS	4.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	3.6%
TOTAL INVESTMENTS	103.5%
Other assets and liabilities, net	-3.5%
NET ASSETS	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Horizon Kinetics Energy and Remediation ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	3,361,993	–	–	3,361,993
Deposit Accounts	152,396	–	–	152,396
Investments Purchased with Proceeds from Securities Lending	126,195	–	–	126,195
Total Assets	3,640,584	–	–	3,640,584

*Refer to the Schedule of Investments for industry classifications.